Schedule of Deferred Income Tax Assets (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net operating loss carryfoward	$ (3,671,509)	$ (1,931,355)
Valuation allowance	3,671,509	1,931,335
Net	$ 0	$ 0